SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 12,267	$ 11,770
Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,648	7,578
Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,619	4,192
Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,634	2,203
Cyber Security [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	44	92
Cyber Security [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,590	2,111
IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,904	7,656
IoT [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	7,176	6,020
IoT [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,728	1,636
e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,729	1,911
e-Gov [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,428	1,466
e-Gov [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	301	445
Africa [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,586	1,791
Africa [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
Africa [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
Africa [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,586	1,791
European countries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,912	3,037
European countries [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	527	762
European countries [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,242	2,155
European countries [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	143	120
South America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	37	21
South America [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1	0
South America [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	36	21
South America [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
UNITED STATES
Disaggregation of Revenue [Line Items]
Total revenue	6,820	5,856
UNITED STATES | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	410	544
UNITED STATES | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	6,410	5,312
UNITED STATES | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
ISRAEL
Disaggregation of Revenue [Line Items]
Total revenue	757	746
ISRAEL | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	648	677
ISRAEL | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	109	69
ISRAEL | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	0
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total revenue	155	319
Asia Pacific [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	48	220
Asia Pacific [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	107	99
Asia Pacific [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 0